Annual Total Returns- JPMorgan SmartRetirement 2040 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2040 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.04%)	17.94%	22.77%	7.63%	(1.89%)	6.53%	21.56%	(9.74%)	23.74%	14.72%